Stock option and bonus plans (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Stock option summary

	Number	Weighted average exercise
	of options	price

Outstanding at March 31, 2020	425,000	$1.50

Outstanding at March 31, 2021	425,000	$1.50

Outstanding at March 31, 2022	425,000	$1.50

Information regarding stock options

	Number	Weighted average	Exercisable
Weighted average	outstanding at	remaining life	shares at
exercise price	March 31, 2022	(years)	March 31, 2022

$1.50	425,000	3.0	425,000